Business Combination - Summary of Revenue of Acquiree Profit and Loss Before Tax of Acquired Entities Since Acquisition Date (Detail) - INR (₨) ₨ in Millions	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
If the combination had taken place at the beginning of the year, the Group's revenue for the year would have been			₨ 48,715
If the combination had taken place at the beginning of the year, the Group's loss/profit before tax for the year would have been			₨ (5,180)
Acquisition of Entities Which Were Earlier Under Joint Control
Disclosure of detailed information about business combination [line items]
From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue	₨ 168
From the date of acquisition till the financial year end date, the acquired entities have contributed in loss / profit before tax as follows	₨ 36
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of detailed information about business combination [line items]
From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue		₨ 26
From the date of acquisition till the financial year end date, the acquired entities have contributed in loss / profit before tax as follows		₨ (36)